Item 1. Report to Shareholders

T. Rowe Price Mid-Cap Growth Portfolio

Certified Financials

Financial Highlights
T. Rowe Price Mid-Cap Growth Portfolio
Certified Financials
(Unaudited)

                                 For a share outstanding throughout each period
               ________________________________________________________________

Mid-Cap Growth
shares         6 Months   Year
               Ended      Ended
               6/30/03    12/31/02   12/31/01   12/31/00   12/31/99   12/31/98


NET ASSET VALUE
Beginning of
period         $  14.38   $  18.26   $  18.43   $  17.46   $  14.27   $  11.88

Investment activities
  Net investment
  income (loss)   (0.03)     (0.08)     (0.05)      --         --        (0.01)

  Net realized
  and unrealized
  gain (loss)      2.64      (3.80)     (0.12)      1.29       3.37       2.61

  Total from investment
  activities       2.61      (3.88)     (0.17)      1.29       3.37       2.60

Distributions
  Net realized
  gain             --         --         --        (0.32)     (0.18)     (0.21)

NET ASSET VALUE
End of period  $  16.99   $  14.38   $  18.26   $  18.43   $  17.46   $  14.27
               --------   --------   --------   --------   --------   --------

Ratios/Supplemental Data

Total return^     18.15%    (21.25)%    (0.92)%     7.41%     23.73%     22.08%

Ratio of  total
expenses to
average net
assets             0.85%!      0.85%      0.85%     0.85%      0.85%      0.85%

Ratio of net
investment income
(loss) to average
net assets       (0.48)%!    (0.48)%    (0.29)%   (0.01)%      0.01%    (0.11)%

Portfolio turnover
rate               36.3%!      33.7%      41.8%     46.3%      48.1%      47.8%

Net assets, end
of period (in
thousands)      $371,556    $298,288   $350,094  $311,604   $127,228   $ 29,911

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions
!    Annualized

The accompanying notes are an integral part of these financial statements.

Financial Highlights
T. Rowe Price Mid-Cap Growth Portfolio
Certified Financials
(Unaudited)

                                                      For a share outstanding
                                                      throughout each period
                                                  ______________________________
Mid-Cap Growth-II shares                          6 Months              4/30/02
                                                     Ended              Through
                                                   6/30/03             12/31/02


NET ASSET VALUE
Beginning of period                        $         14.36      $         17.87

Investment activities
  Net investment income (loss)                       (0.03)               (0.02)
  Net realized and unrealized gain (loss)             2.62                (3.49)

  Total from investment activities                    2.59                (3.51)

NET ASSET VALUE
End of period                              $         16.95      $         14.36
                                           ---------------      ---------------

Ratios/Supplemental Data

Total return^                                      18.04%              (19.64)%
Ratio of  total expenses to average net assets      1.10%!                1.10%!
Ratio of net investment income (loss)to average
net assets                                        (0.73)%!              (0.63)%!
Portfolio turnover rate                             36.3%!                33.7%
Net assets, end of period (in thousands)   $       10,848      $          3,988

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions
!    Annualized

The accompanying notes are an integral part of these financial statements.

Statement of Net Assets
T. Rowe Price Mid-Cap Growth Portfolio
Certified Financials
June 30, 2003 (Unaudited)

                                                    Shares                Value
                                                                   In thousands

Common Stocks  94.5%

CONSUMER DISCRETIONARY  15.3%

Hotels, Restaurants & Leisure  2.4%
The Cheesecake Factory *                            80,400      $         2,886
Fairmont Hotels                                    102,300                2,394
Starbucks *                                        152,900                3,749
                                                                          9,029

Household Durables  0.5%
Garmin *                                            48,000                1,914
                                                                          1,914

Leisure Equipment & Products  1.0%
Brunswick                                          151,000                3,778
                                                                          3,778

Media  3.5%
Catalina Marketing *                               150,700                2,660
Cox Radio, Class A *                               119,000                2,750
Lamar Advertising, Class A *                        44,600                1,570
Rogers Communications, Class B                     157,000                2,520
Scholastic *                                        59,100                1,760
Scripps, Class A                                    13,000                1,153
Westwood One *                                      30,000                1,018
                                                                         13,431

Multiline Retail  2.5%
99 Cents Only Stores *                              25,000                  858
Dollar Tree Stores *                               141,000                4,474
Family Dollar Stores                               108,000                4,120
                                                                          9,452

Specialty Retail  4.7%
Best Buy *                                         115,600                5,077
O'Reilly Automotive *                               95,200                3,179
Ross Stores                                         87,000                3,719
Weight Watchers *                                   66,000                3,002
Williams-Sonoma *                                  106,000                3,095
                                                                         18,072

Textiles, Apparel, & Luxury Goods  0.7%
Coach *                                             57,000                2,835
                                                                          2,835
Total Consumer Discretionary                                             58,511

CONSUMER STAPLES  1.9%

Beverages  0.4%
Cott *                                              79,700                1,649
                                                                          1,649

Food & Staples Retailing  1.0%
Whole Foods Market *                                83,000                3,945
                                                                          3,945

Personal Products  0.5%
Estee Lauder, Class A                               50,000                1,676
                                                                          1,676
Total Consumer Staples                                                    7,270

ENERGY  6.9%

Energy Equipment & Services  4.7%
BJ Services *                                      135,000                5,044
Cooper Cameron *                                    50,000                2,519
Diamond Offshore Drilling                          160,000                3,358
FMC Technologies *                                 143,000                3,010
Smith International *                              114,700                4,214
                                                                         18,145

Oil & Gas  2.2%
Devon Energy                                        73,106                3,904
Murphy Oil                                          35,000                1,841
XTO Energy                                         125,000                2,514
                                                                          8,259
Total Energy                                                             26,404

FINANCIALS  7.5%

Capital Markets  4.0%
Charles Schwab                                     150,000                1,514
Eaton Vance                                         70,000                2,212
Franklin Resources                                  50,000                1,953
Investor's Financial Services                       51,000                1,480
Legg Mason                                          37,400                2,429
Waddell & Reed Financial
  Class A                                          214,000                5,493
                                                                         15,081

Commercial Banks  0.2%
Silicon Valley Bancshares *                         27,000                  643
                                                                            643

Diversified Financial Services  0.6%
Principal Financial Group                           75,000                2,419
                                                                          2,419

Insurance  2.2%
AMBAC                                               18,000                1,193
Nationwide Financial Services
  Class A                                           80,000                2,600
Protective Life                                     80,000                2,140
Willis Group Holdings                               79,000                2,429
                                                                          8,362

Thrifts & Mortgage Finance  0.5%
Radian Group                                        56,000      $         2,052
                                                                          2,052
Total Financials                                                         28,557

HEALTH CARE  20.5%

Biotechnology  5.5%
Affymetrix *                                        44,000                  867
Alkermes *                                          88,000                  946
Amylin Pharmaceuticals *                            68,000                1,489
Cephalon *                                          64,600                2,659
Gilead Sciences *                                   84,000                4,669
Human Genome Sciences *                             96,000                1,221
IDEC Pharmaceuticals *                              50,000                1,700
MedImmune *                                         87,000                3,164
Millennium Pharmaceuticals *                       106,000                1,667
Neurocrine Biosciences *                            25,000                1,248
Protein Design Labs *                               55,000                  769
Vertex Pharmaceuticals *                            50,000                  730
                                                                         21,129

Health Care Equipment & Supplies  1.9%
Apogent Technologies *                             102,000                2,040
Cytyc *                                             49,000                  515
Invitrogen *                                        20,000                  767
St. Jude Medical *                                  35,000                2,013
Waters Corporation *                                63,700                1,856
                                                                          7,191

Health Care Providers & Services  9.3%
AmerisourceBergen                                   48,000                3,329
Anthem *                                            70,000                5,400
Davita *                                            97,000                2,598
Health Management, Class A                         176,000                3,247
Laboratory Corporation of
  America *                                        124,000                3,739
Manor Care *                                       142,900                3,574
Omnicare                                           247,800                8,373
Triad Hospitals *                                   63,000                1,564
WellChoice *                                        47,000                1,376
Wellpoint Health Networks *                         30,000                2,529
                                                                         35,729

Pharmaceuticals  3.8%
Andrx *                                            159,000                3,164
Barr Laboratories *                                 67,500                4,421
IVAX *                                             114,000                2,035
Teva Pharmaceutical ADR                             86,700                4,936
                                                                         14,556
Total Health Care                                                        78,605

INDUSTRIALS & BUSINESS SERVICES  15.2%

Aerospace & Defense  3.0%
Alliant Techsystems *                               78,800      $         4,091
L-3 Communications Holdings *                       45,000                1,957
Rockwell Collins                                   213,200                5,251
                                                                         11,299

Air Freight & Logistics  0.7%
Expeditors International of
  Washington                                        79,000                2,736
                                                                          2,736

Airlines  0.1%
JetBlue Airways *                                   13,000                  550
                                                                            550

Building Products  0.9%
American Standard *                                 45,000                3,327
                                                                          3,327

Commercial Services & Supplies  6.4%
Apollo Group, Class A *                             31,000                1,915
ChoicePoint *                                      160,900                5,554
Education Management *                              46,300                2,462
Hewitt Associates, Class A *                       101,000                2,378
Manpower                                           114,900                4,262
Robert Half International *                        202,000                3,826
Viad                                               183,700                4,113
                                                                         24,510

Industrial Conglomerates  1.0%
Roper Industries                                   101,000                3,757
                                                                          3,757

Machinery  2.9%
Danaher                                             60,000                4,083
ITT Industries                                      70,000                4,582
Oshkosh Truck, Class B                              40,000                2,373
                                                                         11,038

Trading Companies & Distributors  0.2%
Fastenal                                            17,000                  577
MSC Industrial Direct, Class A *                    10,000                  179
                                                                            756
Total Industrials & Business Services                                    57,973

INFORMATION TECHNOLOGY  23.4%

Communications Equipment  1.0%
Harris                                             126,000      $         3,786
                                                                          3,786

Computer & Peripherals  1.7%
Diebold                                             60,500                2,616
Lexmark International, Class A *                    18,000                1,274
Seagate Technology                                 149,000                2,630
                                                                          6,520

Electronic Equipment & Instruments  2.2%
CDW *                                               69,200                3,169
Celestica *                                        126,000                1,986
Jabil Circuit *                                     90,000                1,989
Molex, Class A                                      51,000                1,182
                                                                          8,326

Internet Software & Services  3.0%
Expedia, Class A *                                  25,000                1,909
InterActiveCorp *                                   80,000                3,166
Monster Worldwide *                                126,000                2,486
VeriSign *                                         284,500                3,935
                                                                         11,496

IT Services  7.8%
Affiliated Computer Services
  Class A *                                         75,000                3,430
BearingPoint *                                     297,000                2,866
BISYS Group *                                      129,000                2,370
Ceridian *                                         205,000                3,479
Certegy *                                          143,900                3,993
DST Systems *                                      115,000                4,370
Fiserv *                                            85,000                3,027
Iron Mountain *                                    111,000                4,117
SunGard Data Systems *                              87,000                2,254
                                                                         29,906

Semiconductor & Semiconductor
Equipment  4.0%
Intersil Holding, Class A *                        106,000                2,821
KLA-Tencor *                                        45,300                2,106
Maxim Integrated Products                           40,000                1,368
Microchip Technology                               153,400                3,778
Novellus Systems *                                  60,000                2,197
QLogic *                                            28,000                1,353
Semtech *                                          111,000                1,581
                                                                         15,204

Software  3.7%
Adobe Systems                                       90,900      $         2,915
Informatica *                                       68,500                  473
Intuit *                                            50,000                2,226
Mercury Interactive *                               50,000                1,931
Network Associates *                               117,200                1,486
PeopleSoft *                                       112,000                1,970
Siebel Systems *                                    64,000                  611
Synopsys *                                          21,000                1,299
VERITAS Software *                                  51,000                1,462
                                                                         14,373
Total Information Technology                                             89,611

MATERIALS  1.9%

Chemicals  1.0%
Potash Corp./Saskatchewan                           63,100                4,038
                                                                          4,038

Metals & Mining  0.9%
Newmont Mining                                     101,000                3,279
                                                                          3,279
Total Materials                                                           7,317

TELECOMMUNICATION SERVICES  1.8%

Wireless Telecommunication Services  1.8%
Nextel Communications
  Class A *                                        235,700                4,261
Triton PCS Holdings, Class A *                     110,000                  556
Western Wireless, Class A *                        165,800                1,912
Total Telecommunication Services                                          6,729
Total Miscellaneous Common Stocks 0.1%                                      531
Total Common Stocks (Cost  $299,922)                                    361,508

Short-Term Investments  6.9%

Money Market Fund  6.9%
T. Rowe Price Government
Reserve Investment
  Fund, 1.01% #                                 26,205,938               26,206

Total Short-Term Investments
(Cost  $26,206)                                                          26,206

                                                                Value
--------------------------------------------------------------------------------
                                                         In thousands

Total Investments in Securities
101.4% of Net Assets (Cost $326,128)                       $  387,714

Other Assets Less Liabilities                                  (5,310)

NET ASSETS                                                 $  382,404
                                                           ----------

Net Assets Consist of:

Undistributed net investment income (loss)                 $     (775)

Undistributed net realized gain (loss)                        (53,144)

Net unrealized gain (loss)                                     61,586

Paid-in-capital applicable to
22,508,130 shares of $0.0001 par
value capital stock outstanding;
1,000,000,000 shares of the
Corporation authorized                                        374,737

NET ASSETS                                                 $  382,404
                                                           ----------

NET ASSET VALUE PER SHARE

Mid-Cap Growth Portfolio shares
($371,556,194/21,868,181
shares outstanding)                                        $    16.99
                                                           ----------

Mid-Cap Growth Portfolio-II shares
($10,847,807/639,949
shares outstanding)                                        $    16.95
                                                           ----------

  #  Seven-day yield
  *  Non-income producing
ADR  American Depository Receipts

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Mid-Cap Growth Portfolio
Certified Financials
(Unaudited) In thousands

                                                             6 Months
                                                                Ended
                                                              6/30/03

Investment Income (Loss)

Income
  Dividend                                                 $      497
  Income distributions from mutual funds                           84
  Total income                                                    581
Expenses
  Investment management and administrative                      1,348
  Distribution - Mid-Cap Growth-II shares                           8
  Total Expenses                                                1,356
Net investment income (loss)                                     (775)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                           (897)
Change in unrealized gain (loss) on securities                 58,089
Net realized and unrealized gain (loss)                        57,192

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $   56,417
                                                           ----------

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Mid-Cap Growth Portfolio
Certified Financials
(Unaudited)
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/03             12/31/02

Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)             $          (775)     $        (1,562)
  Net realized gain (loss)                            (897)             (22,725)
  Change in net unrealized gain (loss)              58,089              (56,143)
  Increase (decrease) in net assets from
  operations                                        56,417              (80,430)

Capital share transactions *
   Shares sold
     Mid-Cap Growth shares                          38,234               77,226
     Mid-Cap Growth-II shares                        6,472                5,274
   Shares redeemed
    Mid-Cap Growth shares                          (20,030)             (48,621)
    Mid-Cap Growth-II shares                          (965)              (1,267)
  Increase (decrease) in net assets from
  capital share transactions                        23,711               32,612

Net Assets
Increase (decrease) during period                   80,128              (47,818)
Beginning of period                                302,276              350,094

End of period                              $       382,404      $       302,276
                                           ---------------      ---------------

*Share information
   Shares sold
     Mid-Cap Growth shares                           2,519                4,696
     Mid-Cap Growth-II shares                          427                  365
   Shares redeemed
     Mid-Cap Growth shares                          (1,397)              (3,123)
     Mid-Cap Growth-II shares                          (65)                 (87)
   Increase (decrease) in shares outstanding         1,484                1,851

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Mid-Cap Growth Portfolio
Certified Financials
June 30, 2003 (Unaudited)

Note 1 - Significant Accounting Policies

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Mid-Cap Growth Portfolio (the fund) is a diversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The fund has two classes of shares: Mid-Cap Growth Portfolio (Mid-Cap Growth Class) offered since December 31, 1996, and Mid-Cap Growth Portfolio-II, offered since April 30, 2002. Mid-Cap Growth-II sells its shares only through financial intermediaries, which it compensates for distribution and certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Class Accounting
Mid-Cap Growth-II pays distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average net assets. Management and administrative fee expense, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

Note 2 - Investment Transactions

Purchases and sales of portfolio securities, other than short-term securities, aggregated $71,433,000 and $56,059,000, respectively, for the six months ended June 30, 2003.

Note 3 - Federal Income Taxes

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

For tax purposes, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year; consequently, $4,830,000 of realized losses recognized for financial reporting purposes in the year ended December 31, 2002 were recognized for tax purposes on January 1, 2003. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2002, the fund had $47,417,000 of unused capital loss carryforwards, of which $23,036,000 expire in 2009 and $24,381,000 expire in 2010.

At June 30, 2003, the cost of investments for federal income tax purposes was $326,128,000. Net unrealized gain aggregated $61,586,000 at period-end, of which $81,716,000 related to appreciated investments and $20,130,000 related to depreciated investments.

Note 4 - Related Party Transactions

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.85% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At June 30, 2003, $294,000 was payable under the agreement.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003 totaled $84,000.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 22, 2003